OTHER NON-INTEREST EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER NON-INTEREST EXPENSES [Abstract]
OTHER NON-INTEREST EXPENSES
NOTE 18 – OTHER NON-INTEREST EXPENSES

Other non-interest expenses for the years ended December 31 follow:

	2012	2011	2010
	(In thousands)

Supplies	1,281	1,571	1,630
Amortization of intangible assets	1,065	1,371	1,280
Other	4,384	5,651	6,367
Total other non-interest expense	$6,730	$8,593	$9,277